Short-term loan (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Short- term loan
Short-term bank borrowings	¥ 1,016,071	¥ 548,461
Convertible senior notes		¥ 1,740,004